Accumulated Other Comprehensive Income (Loss) - Reclassification out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income	$ 37,116	$ 34,328	$ 26,542	$ 24,252	$ 71,444	$ 50,794	$ 112,633	$ 100,820	$ 100,997
Pensions and other employee benefits	2,406	2,468	1,901	2,039	4,874	3,940	7,700	7,621	7,568
Income tax expense (benefit)	(821)	(584)	(1,900)	(1,933)	(1,405)	(3,833)	(8,286)	(4,277)	(1,940)
Net of Tax	6,034	7,524	10,397	9,126	13,558	19,523	44,013	36,165	26,499
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of Tax	(3,161)	1,579	85	141	(1,582)	226	520	(308)	1,623
Reclassification out of Accumulated Other Comprehensive Income | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income	(423)	(363)	108	75	(786)	182	(167)	0	0
Income tax expense (benefit)	89	76	(23)	(16)	165	(38)	35	0	0
Net of Tax	(334)	(287)	85	59	(621)	144	(132)	0	0
Reclassification out of Accumulated Other Comprehensive Income | Available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income	(3,468)	2,362	0	0	(1,106)	0
Realized gains (losses) on securities	(111)	0	0	104	(111)	104	(454)	(4)	1,944
Income tax expense (benefit)	752	(496)	0	(22)	256	(22)	95	1	(408)
Net of Tax	$ (2,827)	$ 1,866	$ 0	$ 82	$ (961)	$ 82	(359)	(3)	1,536
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plan
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pensions and other employee benefits							1,280	(386)	110
Income tax expense (benefit)							(269)	81	(23)
Net of Tax							$ 1,011	$ (305)	$ 87